                            MFS(R) CASH RESERVE FUND
                          MFS(R) MUNICIPAL INCOME FUND
                          MFS(R) LARGE CAP GROWTH FUND
                           MFS(R) GLOBAL EQUITY FUND*
                          MFS(R) EMERGING GROWTH FUND*
                           MFS(R) MANAGED SECTORS FUND
                            MFS(R) GLOBAL GROWTH FUND
                            MFS(R) MONEY MARKET FUND
                       MFS(R) GOVERNMENT MONEY MARKET FUND
                                MFS(R) BOND FUND*
                         MASSACHUSETTS INVESTORS TRUST*
                   MASSACHUSETTS INVESTORS GROWTH STOCK FUND*
                              MFS(R) RESEARCH FUND*
                            MFS(R) TOTAL RETURN FUND*
                        MFS(R) GROWTH OPPORTUNITIES FUND
                           MFS(R) MUNICIPAL BOND FUND
                             MFS(R) HIGH INCOME FUND
                         MFS(R) GLOBAL GOVERNMENTS FUND
                           MFS(R) STRATEGIC VALUE FUND
                       MFS(R) CAPITAL OPPORTUNITIES FUND*
                         MFS(R) GLOBAL TOTAL RETURN FUND
                        MFS(R) MUNICIPAL HIGH INCOME FUND
                        MFS(R) GOVERNMENT SECURITIES FUND
                     MFS(R) GOVERNMENT LIMITED MATURITY FUND
                         MFS(R) GOVERNMENT MORTGAGE FUND
                        MFS(R) EMERGING MARKETS DEBT FUND
                          MFS(R) STRATEGIC INCOME FUND
                              MFS(R) UTILITIES FUND
                          MFS(R) LIMITED MATURITY FUND*
                     MFS(R) MUNICIPAL LIMITED MATURITY FUND
                              VERTEXSM ALL CAP FUND
                            VERTEXSM CONTRARIAN FUND
                           VERTEXSM INTERNATIONAL FUND
                       MFS(R) EMERGING OPPORTUNITIES FUND
                      MFS(R) HIGH YIELD OPPORTUNITIES FUND
                           MFS(R) LARGE CAP VALUE FUND
                     MFS(R) INTERNATIONAL NEW DISCOVERY FUND
                   MFS(R) INTERNATIONAL STRATEGIC GROWTH FUND
                         MFS(R) INTERNATIONAL VALUE FUND
                 MFS(R) INTERMEDIATE INVESTMENT GRADE BOND FUND
                            MFS(R) RESEARCH BOND FUND
                          MFS(R) HIGH QUALITY BOND FUND
                           MFS(R) MID CAP GROWTH FUND*
                      MFS(R) UNION STANDARD(R) EQUITY FUND
                       MFS(R) EMERGING MARKETS EQUITY FUND
                        MFS(R) INTERNATIONAL GROWTH FUND
                      MFS(R) INTERNATIONAL INVESTORS TRUST
                       MFS(R) GLOBAL ASSET ALLOCATION FUND
                          MFS(R) STRATEGIC GROWTH FUND*
                     MFS(R) RESEARCH GROWTH AND INCOME FUND
                             MFS(R) CORE GROWTH FUND
                                MFS(R) VALUE FUND
                            MFS(R) NEW DISCOVERY FUND
                             MFS(R) TECHNOLOGY FUND
                       MFS(R) RESEARCH INTERNATIONAL FUND
                 MFS(R) MASSACHUSETTS HIGH INCOME TAX FREE FUND
                    MFS(R) NEW YORK HIGH INCOME TAX FREE FUND
                               MFS(R) INCOME FUND
                             MFS(R) HIGH YIELD FUND
                         MFS(R) CONCENTRATED GROWTH FUND
                           MFS(R) EUROPEAN EQUITY FUND
                      MFS(R) GLOBAL TELECOMMUNICATIONS FUND
                            MFS(R) JAPAN EQUITY FUND
                            MFS(R) NEW ENDEAVOR FUND
                         MFS(R) FUNDAMENTAL GROWTH FUND
                        MFS(R) GEMINI LARGE CAP U.S. FUND
                             MFS(R) GEMINI U.K. FUND
                          MFS(R) MULTI CAP GROWTH FUND
                      MFS(R) INTERNATIONAL CORE EQUITY FUND
                          MFS(R) INTERNATIONAL ADR FUND
                       MFS(R) GLOBAL HEALTH SCIENCES FUND
                      MFS(R) GLOBAL FINANCIAL SERVICES FUND
                     MFS(R) GLOBAL CONSERVATIVE EQUITY FUND
                      MFS(R) MUNICIPAL SERIES STATE FUNDS:
                       AL, AR, CA, FL, GA, MD, MA, MS, NY,
                             NC, PA, SC, TN, VA, WV

    Supplement to the Current Statement of Additional Information (the "SAI")

Appendix A to the SAI Part II is hereby amended to restate the following Section 529 Plans waiver category and the Retirement Plans category under the heading "WAIVERS OF CLASS A SALES CHARGES", for most of the MFS Funds:

Section 529 Plans

o Shares acquired by college savings plans qualified under Section 529 of the Internal Revenue Code whose sponsors or administrators have entered into an administrative services agreement with MFS Fund Distributors, Inc. ("MFD") or one of its affiliates to perform certain administrative or investment advisory services subject to certain operational and minimum size requirements specified from time to time by MFD or one or more of its affiliates.

Retirement Plans

o        MFS Prototype IRAs

     Shares acquired by the IRA owner if: (i) the purchase represents the timely rollover of distribution proceeds from a retirement plan or trust which is currently a party to a retirement plan recordkeeping or administrative services agreement with MFD or one of its affiliates and (ii) such distribution proceeds result from the redemption of the retirement plan's Class B shares of the MFS Funds or liquidation of plan investments other than the MFS Funds for which retirement plan recordkeeping services are provided under the terms of such agreement.

Appendix B of the SAI Part II is hereby amended to add the following disclosure under the heading "ADDITIONAL DEALER COMMISSIONS/ CONCESSIONS", for most of the MFS Funds:

o In lieu of the sales commission and service fees normally paid by MFD, to broker-dealers of record as described in the Prospectus, MFD has agreed to pay Bear, Stearns & Co. Inc. the following amounts with respect to Class A shares of the Fund purchased through a special retirement plan program offered by a third party administrator: (i) an amount equal to 0.05% per annum of the average daily net assets invested in shares of the Fund pursuant to such program, and (ii) an amount equal to 0.20% of the net asset value of all net purchases of shares of the Fund made through such program, subject to a refund in the event that such shares are redeemed within 36 months.

o Until terminated by MFD, the Funds' distributor, MFD will incur, on behalf of H. D. Vest Investment Securities, Inc., the initial ticket charge of $15 with respect to purchases of shares of any MFS fund made through VESTADVISOR accounts. MFD will not incur such charge with respect to redemption or repurchases of fund shares, exchanges of fund shares, or shares purchased or redeemed through systematic investment or withdrawal plans.

o The following provisions shall apply to any retirement plan (each a "Merrill Lynch Business Market Plan", formerly known as the Merrill Lynch Daily K Plan) whose records are maintained on a daily valuation basis by either Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch"), or by an independent recordkeeper (an "Independent Recordkeeper") whose services are provided through a contract or alliance arrangement with Merrill Lynch, and with respect to which the sponsor of such plan has entered into a recordkeeping service agreement with Merrill Lynch (a "Merrill Lynch Recordkeeping Agreement").

     The initial sales charge imposed on purchases of Class A shares of the Funds, and the contingent deferred sales charge ("CDSC") imposed on certain redemptions of Class A shares of the Funds, is waived in the following circumstances with respect to a Merrill Lynch Business Market Plan:

         (i) if, at conversion, such Plan has $3 million or more in total record-kept assets invested in broker-dealer sold funds not advised or managed by Merrill Lynch Asset Management LP ("MLAM") that are made available pursuant to agreements between Merrill Lynch and such funds' principal underwriters or distributors, and in funds advised or managed by MLAM (collectively, the "Applicable Investments"); or

         (ii)  if  such  Plan's   records  are   maintained  by  an  Independent
               Recordkeeper and, at conversion, such Plan has $3 million or more in record-kept assets; or

         (iii) if such Plan has 500 or more eligible employees, as determined by the Merrill Lynch plan conversion manager on the date the Plan sponsor signs the Merrill Lynch Recordkeeping Agreement.

     The CDSC imposed on redemptions of Class B shares of the Fund is waived in the following circumstances with respect to a Merrill Lynch Business Market
     Plan:

          (i) if, at conversion, such Plan has less than $3 million in assets invested in Applicable Investments;

         (ii)  if  such  Plan's   records  are   maintained  by  an  independent
               recordkeeper and at conversion, such Plan has less than $3 million dollars in assets; or

         (iii) if such Plan has fewer than 500 eligible employees, as determined by the Merrill Lynch plan conversion manager on the date the Plan sponsor signs the Merrill Lynch Recordkeeping Agreement.

     No front-end commissions are paid with respect to any Class A or Class B shares of the Fund purchased by any Merrill Lynch Business Market Plan.

  For MFS(R) Union Standard(R) Equity Fund, only:

o The initial sales charge on Class A shares will be waived on shares purchased using redemption proceeds from a separate institutional account of Connecticut General Life Insurance Company with respect to which MFS Institutional Advisors, Inc. acts as investment adviser. No commissions will be payable to any dealer, bank or other financial intermediary with respect to shares purchased in this manner.

For MFS(R) Emerging Growth Fund*, MFS(R) Research Fund*, MFS(R) Capital Opportunities Fund* and MFS(R) Money Market Fund, only:

o Class A shares of the Fund may be purchased at net asset value by one or more Chilean retirement plans, known as Administradores de Fondos de Pensiones, which are clients of the 1850 K Street N.W., Washington D.C. office of Dean Witter Reynolds, Inc. ("Dean Witter").

     MFD will waive any applicable contingent deferred sales charges upon redemption by such retirement plans on purchases of Class A shares over $1 million, provided that (i) in lieu of the commissions otherwise payable as specified in the prospectus, MFD will pay Dean Witter a commission on such purchases equal to 1.00% (including amounts in excess of $5 million) and
     (ii) if one or more such clients redeem all or a portion of these shares within three years after the purchase thereof, Dean Witter will reimburse MFD for the commission paid with respect to such shares on a pro rata basis based on the remaining portion of such three-year period.

 The date of this Supplement is January 12, 2001 (as revised February 1, 2001).

*El presente Suplemento tambien se encuentra disponible en espanol. Solicite un ejemplar a un representante de servicio de MFS llamando al 1-800-225-2606. En el caso de discrepancias entre las versiones en ingles y en espanol, se considerara valida la version en ingles.